14. Property, plant and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	R$ 3,195,767	R$ 3,025,010	R$ 4,256,614
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	5,496,726
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	R$ (2,300,959)
Aircraft under finance lease [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate, percentage	5.90%
Book Value	R$ 1,351,436	1,411,932	2,081,973
Aircraft under finance lease [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	2,000,866
Aircraft under finance lease [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	R$ (649,430)
Sets Of Replacement Parts And Spares Engines [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate, percentage	7.20%
Book Value	R$ 850,477	804,974
Sets Of Replacement Parts And Spares Engines [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	1,345,161
Sets Of Replacement Parts And Spares Engines [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	R$ (494,684)
Aircraft Reconfigurations Overhauling [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate, percentage	26.80%
Book Value	R$ 865,761	615,812
Aircraft Reconfigurations Overhauling [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	1,807,133
Aircraft Reconfigurations Overhauling [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	R$ (941,372)
Aircraft And Safety Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate, percentage	20.00%
Book Value	R$ 405	467
Aircraft And Safety Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	843
Aircraft And Safety Equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	R$ (438)
Tools [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate, percentage	10.00%
Book Value	R$ 18,075	14,617
Tools [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	36,199
Tools [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	R$ (18,124)
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate, percentage	20.00%
Book Value	R$ 1,448	1,660
Vehicles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	10,548
Vehicles [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	R$ (9,100)
Machinery And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate, percentage	10.00%
Book Value	R$ 20,042	22,343
Machinery And Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	57,834
Machinery And Equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	R$ (37,792)
Furniture And Fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate, percentage	10.00%
Book Value	R$ 11,509	10,061
Furniture And Fixtures [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	28,148
Furniture And Fixtures [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	R$ (16,639)
Computers And Peripherals [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate, percentage	20.00%
Book Value	R$ 8,994	7,401
Computers And Peripherals [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	39,458
Computers And Peripherals [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	R$ (30,464)
Communication Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate, percentage	10.00%
Book Value	R$ 703	823
Communication Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	2,617
Communication Equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	R$ (1,914)
Facilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate, percentage	10.00%
Book Value	R$ 312	332
Facilities [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	1,534
Facilities [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	R$ (1,222)
Maintenance Center - Confins [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate, percentage	10.00%
Book Value	R$ 26,918	38,096
Maintenance Center - Confins [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	107,127
Maintenance Center - Confins [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	R$ (80,209)
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate, percentage	18.50%
Book Value	R$ 13,540	8,248
Leasehold Improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	33,111
Leasehold Improvements [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	(19,571)
Flight Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	3,086,154	2,847,802
Flight Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	5,190,202
Flight Equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	(2,104,048)
Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	33,503	31,571
Construction in Progress [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	33,503
Construction in Progress [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	0
Property, Plant And Equipment In Use [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	116,969	120,535
Property, Plant And Equipment In Use [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	313,880
Property, Plant And Equipment In Use [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	(196,911)
Advances For Acquisition Of Property, Plant And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	18,720	R$ 87,399	R$ 623,843
Advances For Acquisition Of Property, Plant And Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	18,720
Advances For Acquisition Of Property, Plant And Equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	R$ 0